Shareholders' Equity (Summary of Shares Outstanding) (Detail)	1 Months Ended	12 Months Ended							12 Months Ended
	Oct. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)		151,888,780	160,381,815	165,667,659	290,573,068	290,573,068	290,573,068	290,573,068	(138,684,288)	(130,191,253)	(124,905,409)
Purchases (in shares)	(1,200,000.0)	(1,000,000)	(10,236,694)	(8,124,621)					(1,000,000)	(10,236,694)	(8,124,621)
Issuances (in shares)		2,677,517	1,743,659	2,838,777					2,677,517	1,743,659	2,838,777
Ending balance (in shares)		153,566,297	151,888,780	160,381,815	290,573,068	290,573,068	290,573,068	290,573,068	(137,006,771)	(138,684,288)	(130,191,253)